Financial Instrument Risks and Risk Management - Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BRL
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (65,999)	$ (53,534)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 4,818
BRL | Trade payables and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	69,909	61,946
BRL | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	4,420	0
BRL | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	14,713	6,226
BRL | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	14,903	9,088
BRL | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	5,212	5,550
BRL | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	2,928	0
BRL | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (38,067)	(28,121)
Sensitivity analysis, change in variable	20.00%
Sensitivity analysis, impact on net income	$ 5,558
MXN | Trade payables and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	38,291	28,234
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	57	131
MXN | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	281	244
MXN | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
CAD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 90,356	109,247
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ (6,596)
CAD | Trade payables and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	11,731	9,233
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	168	695
CAD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	783	231
CAD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	8,434	48,357
CAD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	92,666	36,867
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	89	29,154
CAD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
CAD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	1,849	5,028
CAD | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (28,376)	(15,796)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,302
USD | Trade payables and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	6,101	11,677
USD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	11,113	2,298
USD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	14,494	7,036
USD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	1,745	1,740
USD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	3,669	0
USD | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 31,070	$ 10,597